Provisions	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Provisions
8. Provisions

	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
Social security contributions on share options	31	120	104
Provision for deferred cash consideration	1,698	2,141	1,654

At end of year/period	1,729	2,261	1,758

Current	31	334	309
Non-current	1,698	1,927	1,449

Social security contributions on share options	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
At beginning of year/period	104	842	842
Released during the year/period	(73)	(722)	(738)

At end of year/period	31	120	104

Current	31	—	—
Non-current	—	120	104
The provision for social security contributions on share options is calculated based on the number of options outstanding at the reporting date that are expected to be exercised. The provision is based on the estimated gain arising on exercise of the share options, using the best estimate of the market price at the balance sheet date. Since the Directors assume the options will be held for their full contractual life of ten years, the liability has been classified as non-current.
The provision has been discounted.

Provision for deferred cash consideration	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
At beginning of year/period	1,654	2,131	2,131
Increase in provision due to the unwinding of the time value of money	111	179	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 10)	(67)	(169)	(698)

At end of year/period	1,698	2,141	1,654

Current	—	334	309
Non-current	1,698	1,807	1,345

The deferred cash consideration is the estimate of the quantifiable but not certain future cash payment obligations due to AstraZeneca for the acquisition of certain assets. This liability is calculated as the risk adjusted net present value of future cash payments to be made by the Group. The payments are dependent on reaching certain milestones based on the commencement and outcome of clinical trials. The likelihood of achieving such milestones is reviewed at the balance sheet date and increased or decreased as appropriate (see Note 4).